Trading revenues (Details) (CHF) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Trading revenues (CHF million)
Trading revenues	1,156	189	1,116	1,345	3,127
Interest rate products
Trading revenues (CHF million)
Trading revenues	636	(332)	1,389	304	2,452
Foreign exchange products
Trading revenues (CHF million)
Trading revenues	(554)	1,037	(1,562)	483	(884)
Equity/index-related products
Trading revenues (CHF million)
Trading revenues	757	185	689	942	1,202
Credit products
Trading revenues (CHF million)
Trading revenues	162	(990)	317	(828)	(158)
Commodity, emission and energy products
Trading revenues (CHF million)
Trading revenues	17	71	232	88	306
Other products
Trading revenues (CHF million)
Trading revenues	138	218	51	356	209